Cover	Mar. 10, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 10, 2023
Entity Registrant Name	AURORA INNOVATION, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40216
Entity Tax Identification Number	98-1562265
Entity Address, Address Line One	1654 Smallman St
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001828108
City Area Code	888
Local Phone Number	583-9506
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.00001 per share
Trading Symbol	AUR
Security Exchange Name	NASDAQ
Warrant
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	AUROW
Security Exchange Name	NASDAQ